Current and Deferred Components of Income Tax Benefit Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense (benefit)	$ (958)	(5,969)	19,294	21,593
Deferred tax benefit	(437)	(2,720)	(55,221)	(2,946)
Income tax expense (benefit)	$ (1,395)	(8,689)	(35,927)	18,647